Fair Value Measurements (Details)	Sep. 30, 2021 USD ($)
Assets:
Cash held in Trust account	$ 276,008,112
Liabilities:
Warrants	(7,248,800)
Level 1 | Recurring
Assets:
Cash held in Trust account	276,008,112
Liabilities:
Fair Value of warrants as of September 30, 2021	(4,692,000)
Level 1 | Recurring | Public Warrants
Liabilities:
Warrants	(4,692,000)
Level 2 | Recurring
Liabilities:
Fair Value of warrants as of September 30, 2021	(2,556,800)
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Warrants	$ (2,556,800)